Segment Information (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	11 Months Ended	3 Months Ended		1 Months Ended	8 Months Ended	12 Months Ended
	Jun. 03, 2013	Dec. 28, 2014 segment	Dec. 29, 2013	Dec. 28, 2014	Jun. 29, 2014	Jun. 07, 2013	Dec. 23, 2012	Apr. 28, 2013	Mar. 28, 2013	Apr. 29, 2012	Mar. 28, 2012
Segment Reporting Information [Line Items]
Number of Reportable Segments		5
Capital expenditures	$ 89
North America [Member]
Segment Reporting Information [Line Items]
Amortization of inventory step-up			174
Europe [Member]
Segment Reporting Information [Line Items]
Amortization of inventory step-up			107
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Amortization of inventory step-up			84
Latin America [Member]
Segment Reporting Information [Line Items]
Amortization of inventory step-up			8
RIMEA [Member]
Segment Reporting Information [Line Items]
Amortization of inventory step-up			11
Successor [Member]
Segment Reporting Information [Line Items]
Net External Sales		10,922	6,240
Adjusted Earnings Before Income Taxes, Depreciation and Amortization		2,840	1,165
Amortization of inventory step-up		0	383
Severance related costs		435	410
Other restructuring costs		56	70
Asset write-offs		79	2
Other special items		200	1
2013 Merger related costs		0	158
Unrealized gain on derivative instruments		0	(118)
Loss from the extinguishment of debt		0	0
Depreciation, including accelerated depreciation for restructuring		430	231
Amortization		100	49
Interest Expense, net		653	395
Stock based compensation		8	5
Other expense/(income), net		115	13
Impairment loss on indefinite-lived trademarks and other intangibles		221	0	160	62
Income/(loss) from continuing operations before income taxes		803	(298)
Depreciation and Amortization Expenses		530	280
Identifiable Assets		36,763	38,972	36,763
Capital expenditures		399	202
Long-Lived Assets		30,512	32,223	30,512
Successor [Member] | United States [Member]
Segment Reporting Information [Line Items]
Net External Sales		3,615	2,072
Long-Lived Assets		15,957	16,281	15,957
Successor [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Net External Sales		1,549	860
Long-Lived Assets		6,777	7,000	6,777
Successor [Member] | Other Country [Member]
Segment Reporting Information [Line Items]
Net External Sales		5,758	3,308
Long-Lived Assets		7,778	8,942	7,778
Successor [Member] | Ketchup and Sauces [Member]
Segment Reporting Information [Line Items]
Net External Sales		5,489	3,081
Successor [Member] | Meals and Snacks [Member]
Segment Reporting Information [Line Items]
Net External Sales		3,743	2,186
Successor [Member] | Infant/Nutrition [Member]
Segment Reporting Information [Line Items]
Net External Sales		1,116	624
Successor [Member] | Other Products [Member]
Segment Reporting Information [Line Items]
Net External Sales		574	349
Successor [Member] | North America [Member]
Segment Reporting Information [Line Items]
Net External Sales		4,245	2,443
Adjusted Earnings Before Income Taxes, Depreciation and Amortization		1,331	618
Depreciation and Amortization Expenses		274	153
Identifiable Assets		13,946	14,487	13,946
Capital expenditures		148	47
Successor [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Net External Sales		2,973	1,659
Adjusted Earnings Before Income Taxes, Depreciation and Amortization		897	349
Depreciation and Amortization Expenses		121	60
Identifiable Assets		10,755	11,515	10,755
Capital expenditures		95	40
Successor [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net External Sales		2,046	1,240
Adjusted Earnings Before Income Taxes, Depreciation and Amortization		351	136
Depreciation and Amortization Expenses		74	39
Identifiable Assets		3,683	3,721	3,683
Capital expenditures		65	43
Successor [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Net External Sales		926	505
Adjusted Earnings Before Income Taxes, Depreciation and Amortization		208	74
Depreciation and Amortization Expenses		18	10
Identifiable Assets		1,158	1,136	1,158
Capital expenditures		14	11
Successor [Member] | RIMEA [Member]
Segment Reporting Information [Line Items]
Net External Sales		732	393
Adjusted Earnings Before Income Taxes, Depreciation and Amortization		130	46
Depreciation and Amortization Expenses		11	6
Identifiable Assets		532	677	532
Capital expenditures		14	13
Successor [Member] | Non-operating
Segment Reporting Information [Line Items]
Adjusted Earnings Before Income Taxes, Depreciation and Amortization		(77)	(58)
Depreciation and Amortization Expenses		32	12
Identifiable Assets		6,689	7,436	6,689
Capital expenditures		63	48
Predecessor [Member]
Segment Reporting Information [Line Items]
Net External Sales						1,113	7,438	11,529	11,529	11,508	11,508
Adjusted Earnings Before Income Taxes, Depreciation and Amortization						172			2,099		2,062
Amortization of inventory step-up						0			0		0
Severance related costs			6
Other restructuring costs						0			0		73
Asset write-offs						0			0		41
Other special items						(12)			1		(25)
2013 Merger related costs						112		45	45	0	0
Unrealized gain on derivative instruments						0		0	0	0	0
Loss from the extinguishment of debt						129			0		0
Depreciation, including accelerated depreciation for restructuring						36			300		290
Amortization						4			42		43
Interest Expense, net						32			256		258
Stock based compensation						4			51		55
Other expense/(income), net						(3)			60		8
Impairment loss on indefinite-lived trademarks and other intangibles						0		0	0	0	0
Income/(loss) from continuing operations before income taxes						(130)		1,344		1,237
Depreciation and Amortization Expenses						40			342		333
Identifiable Assets								12,940
Capital expenditures						120		399		419
Long-Lived Assets								6,954
Predecessor [Member] | United States [Member]
Segment Reporting Information [Line Items]
Net External Sales						371		3,857		3,885
Long-Lived Assets								2,383
Predecessor [Member] | United Kingdom [Member]
Segment Reporting Information [Line Items]
Net External Sales						131		1,598		1,611
Long-Lived Assets								1,133
Predecessor [Member] | Other Country [Member]
Segment Reporting Information [Line Items]
Net External Sales						611		6,074		6,012
Long-Lived Assets								3,438
Predecessor [Member] | Ketchup and Sauces [Member]
Segment Reporting Information [Line Items]
Net External Sales						534		5,376		5,233
Predecessor [Member] | Meals and Snacks [Member]
Segment Reporting Information [Line Items]
Net External Sales						359		4,241		4,338
Predecessor [Member] | Infant/Nutrition [Member]
Segment Reporting Information [Line Items]
Net External Sales						119		1,189		1,232
Predecessor [Member] | Other Products [Member]
Segment Reporting Information [Line Items]
Net External Sales						101		723		705
Predecessor [Member] | North America [Member]
Segment Reporting Information [Line Items]
Net External Sales						444			4,566		4,588
Adjusted Earnings Before Income Taxes, Depreciation and Amortization						97			1,107		1,104
Depreciation and Amortization Expenses						16			127		131
Identifiable Assets								3,290
Capital expenditures						10		107		104
Predecessor [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Net External Sales						269			3,049		3,192
Adjusted Earnings Before Income Taxes, Depreciation and Amortization						42			671		690
Depreciation and Amortization Expenses						9			90		90
Identifiable Assets								4,963
Capital expenditures						5		92		98
Predecessor [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net External Sales						238			2,286		2,238
Adjusted Earnings Before Income Taxes, Depreciation and Amortization						36			286		249
Depreciation and Amortization Expenses						7			60		57
Identifiable Assets								2,431
Capital expenditures						3		84		95
Predecessor [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Net External Sales						95			900		775
Adjusted Earnings Before Income Taxes, Depreciation and Amortization						10			102		96
Depreciation and Amortization Expenses						2			17		17
Identifiable Assets								1,003
Capital expenditures						2		41		34
Predecessor [Member] | RIMEA [Member]
Segment Reporting Information [Line Items]
Net External Sales						67			728		715
Adjusted Earnings Before Income Taxes, Depreciation and Amortization						12			97		93
Depreciation and Amortization Expenses						1			17		13
Identifiable Assets								527
Capital expenditures						1		19		25
Predecessor [Member] | Non-operating
Segment Reporting Information [Line Items]
Adjusted Earnings Before Income Taxes, Depreciation and Amortization						(25)			(164)		(170)
Depreciation and Amortization Expenses						5			31		25
Identifiable Assets								726
Capital expenditures						99		56		63
Employee Severance [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Severance related costs		175	274
Employee Severance [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Severance related costs						$ 0			$ 0		$ 82